Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Supplement [Text Block]	jnlst1_SupplementTextBlock

Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

JNL® Series Trust
In the summary prospectus for JNL Institutional Alt 20 Fund, please delete the table entitled "Annual Fund Operating Expenses" in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.18%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.88%
Total Annual Fund Operating Expenses	1.07%

In the summary prospectus for JNL Institutional Alt 20 Fund, please delete the table entitled "Annual Fund Operating Expenses" in its entirety and replace it with the following:

Class A
1 Year	3 Year	5 Year	10 Year
$109	$340	$590	$1,306

In the summary prospectus for JNL Institutional Alt 20 Fund, in the section entitled "Principal Investment Strategies" please delete the tables entitled "Traditional Asset Classes" and "Non-Traditional Asset Classes" and the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 25% to 40% in fixed income securities, 25% to 40% in U.S. equity securities, and 5% to 20% in international securities. Under normal conditions, the Fund allocates approximately 20% of its assets to Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 35 Fund, please delete the table entitled "Annual Fund Operating Expenses" in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.17%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	1.05%
Total Annual Fund Operating Expenses	1.22%

In the summary prospectus for JNL Institutional Alt 35 Fund, please delete the table in the section entitled "Expense Examples" in its entirety and replace it with the following:

Class A
1 Year	3 Year	5 Year	10 Year
$124	$387	$670	$1,477

In the summary prospectus for JNL Institutional Alt 35 Fund, in the section entitled "Principal Investment Strategies" please delete the tables entitled "Traditional Asset Classes" and "Non-Traditional Asset Classes" and the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 20% to 35% in fixed income securities, 20% to 35% in U.S. equity securities, and 5% to 20% in international securities.  Under normal conditions, the Fund allocates approximately 35% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 50 Fund, please delete the table entitled "Annual Fund Operating Expenses" in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.17%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	1.20%
Total Annual Fund Operating Expenses	1.37%

In the summary prospectus for JNL Institutional Alt 50 Fund, please delete the table in the section entitled "Expense Examples" in its entirety and replace it with the following:

Class A
1 Year	3 Year	5 Year	10 Year
$139	$434	$750	$1,646

In the summary prospectus for JNL Institutional Alt 50 Fund, in the section entitled "Principal Investment Strategies" please delete the tables entitled "Traditional Asset Classes" and "Non-Traditional Asset Classes" and the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 15% to 30% in fixed income securities, 20% to 35% in U.S. equity securities, and 5% to 20% in international securities. Under normal conditions, the Fund allocates approximately 50% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL Institutional Alt 65 Fund, please delete the table entitled "Annual Fund Operating Expenses" in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.18%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	1.21%
Total Annual Fund Operating Expenses	1.39%

In the summary prospectus for JNL Institutional Alt 65 Fund, please delete the table in the section entitled "Expense Examples" in its entirety and replace it with the following:

Class A
1 Year	3 Year	5 Year	10 Year
$142	$440	$761	$1,669

In the summary prospectus for JNL Institutional Alt 65 Fund, in the section entitled "Principal Investment Strategies" please delete the tables entitled "Traditional Asset Classes" and "Non-Traditional Asset Classes" and the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 15% in fixed income securities, 10% to 25% in U.S. equity securities, and 0% to 15% in international securities.  Under normal conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

In the summary prospectus for JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled "Principal Investment Strategies," please delete the first paragraph in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets in securities within the market capitalization range of the Russell Mid Cap Value Index and the Russell 2500 Value Index.

In the summary prospectus for JNL Disciplined Moderate Fund, in the section entitled "Principal Investment Strategies," please delete the second paragraph in its entirety and replace it with the following:

Under normal circumstances, the JNL Disciplined Moderate Fund allocates approximately 40% to 80% of its assets to Underlying Funds that investment primarily in equity securities, 20% to 60% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

In the summary prospectus for JNL Disciplined Moderate Growth Fund, in the section entitled "Principal Investment Strategies," please delete the second paragraph in its entirety and replace it with the following:

Under normal circumstances, the JNL Disciplined Moderate Growth Fund allocates approximately 60% to 90% of its assets to Underlying Funds that investment primarily in equity securities, 10% to 40% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

In the summary prospectus for JNL Disciplined Growth Fund, in the section entitled "Principal Investment Strategies," please delete the second paragraph in its entirety and replace it with the following:

Under normal circumstances, the JNL Disciplined Growth Fund allocates approximately 70% to 100% of its assets to Underlying Funds that investment primarily in equity securities, 0% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL INSTITUTIONAL ALT 20 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst1_SupplementTextBlock

Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

JNL® Series Trust

In the summary prospectus for JNL Institutional Alt 20 Fund, please delete the table entitled "Annual Fund Operating Expenses" in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.18%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.88%
Total Annual Fund Operating Expenses	1.07%

In the summary prospectus for JNL Institutional Alt 20 Fund, please delete the table entitled "Annual Fund Operating Expenses" in its entirety and replace it with the following:

Class A
1 Year	3 Year	5 Year	10 Year
$109	$340	$590	$1,306

In the summary prospectus for JNL Institutional Alt 20 Fund, in the section entitled "Principal Investment Strategies" please delete the tables entitled "Traditional Asset Classes" and "Non-Traditional Asset Classes" and the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 25% to 40% in fixed income securities, 25% to 40% in U.S. equity securities, and 5% to 20% in international securities. Under normal conditions, the Fund allocates approximately 20% of its assets to Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
JNL INSTITUTIONAL ALT 20 FUND | JNL INSTITUTIONAL ALT 20 FUND -Class A
Risk/Return:	rr_RiskReturnAbstract
Management/Administrative Fee	rr_ManagementFeesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Year	rr_ExpenseExampleYear03	340
5 Year	rr_ExpenseExampleYear05	590
10 Year	rr_ExpenseExampleYear10	1,306
JNL INSTITUTIONAL ALT 35 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst1_SupplementTextBlock

Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

JNL® Series Trust

In the summary prospectus for JNL Institutional Alt 35 Fund, please delete the table entitled "Annual Fund Operating Expenses" in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.17%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	1.05%
Total Annual Fund Operating Expenses	1.22%

In the summary prospectus for JNL Institutional Alt 35 Fund, please delete the table in the section entitled "Expense Examples" in its entirety and replace it with the following:

Class A
1 Year	3 Year	5 Year	10 Year
$124	$387	$670	$1,477

In the summary prospectus for JNL Institutional Alt 35 Fund, in the section entitled "Principal Investment Strategies" please delete the tables entitled "Traditional Asset Classes" and "Non-Traditional Asset Classes" and the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 20% to 35% in fixed income securities, 20% to 35% in U.S. equity securities, and 5% to 20% in international securities.  Under normal conditions, the Fund allocates approximately 35% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
JNL INSTITUTIONAL ALT 35 FUND | JNL INSTITUTIONAL ALT 35 FUND -Class A
Risk/Return:	rr_RiskReturnAbstract
Management/Administrative Fee	rr_ManagementFeesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	124
3 Year	rr_ExpenseExampleYear03	387
5 Year	rr_ExpenseExampleYear05	670
10 Year	rr_ExpenseExampleYear10	1,477
JNL INSTITUTIONAL ALT 50 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst1_SupplementTextBlock

Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

JNL® Series Trust

In the summary prospectus for JNL Institutional Alt 50 Fund, please delete the table entitled "Annual Fund Operating Expenses" in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.17%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	1.20%
Total Annual Fund Operating Expenses	1.37%

In the summary prospectus for JNL Institutional Alt 50 Fund, please delete the table in the section entitled "Expense Examples" in its entirety and replace it with the following:

Class A
1 Year	3 Year	5 Year	10 Year
$139	$434	$750	$1,646

In the summary prospectus for JNL Institutional Alt 50 Fund, in the section entitled "Principal Investment Strategies" please delete the tables entitled "Traditional Asset Classes" and "Non-Traditional Asset Classes" and the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 15% to 30% in fixed income securities, 20% to 35% in U.S. equity securities, and 5% to 20% in international securities. Under normal conditions, the Fund allocates approximately 50% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
JNL INSTITUTIONAL ALT 50 FUND | JNL INSTITUTIONAL ALT 50 FUND -Class A
Risk/Return:	rr_RiskReturnAbstract
Management/Administrative Fee	rr_ManagementFeesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
1 Year	rr_ExpenseExampleYear01	139
3 Year	rr_ExpenseExampleYear03	434
5 Year	rr_ExpenseExampleYear05	750
10 Year	rr_ExpenseExampleYear10	1,646
JNL INSTITUTIONAL ALT 65 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst1_SupplementTextBlock

Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

JNL® Series Trust

In the summary prospectus for JNL Institutional Alt 65 Fund, please delete the table entitled "Annual Fund Operating Expenses" in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management/Administrative Fee	0.18%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	1.21%
Total Annual Fund Operating Expenses	1.39%

In the summary prospectus for JNL Institutional Alt 65 Fund, please delete the table in the section entitled "Expense Examples" in its entirety and replace it with the following:

Class A
1 Year	3 Year	5 Year	10 Year
$142	$440	$761	$1,669

In the summary prospectus for JNL Institutional Alt 65 Fund, in the section entitled "Principal Investment Strategies" please delete the tables entitled "Traditional Asset Classes" and "Non-Traditional Asset Classes" and the paragraph that immediately follows in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity	International Equity	Fixed Income	Balanced
Small Cap Equity Mid Cap Equity Large Cap Equity Micro Cap Equity	Diversified Frontier Markets Emerging Markets Equity International Equity	Investment Grade Inflation-Protected Securities Emerging Markets Debt U.S. High Yield Bank Loan Multisector Bond	Global Tactical Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Global Real Estate

Listed Private Equity

Long/Short

Market Neutral

Commodities Broad Basket

Absolute Return

Managed Futures

Infrastructure

Natural Resources

Convertible Arbitrage

Merger Arbitrage

Currency

Precious Metals

Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 15% in fixed income securities, 10% to 25% in U.S. equity securities, and 0% to 15% in international securities.  Under normal conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.  The Fund typically allocates 0% to 5% of its assets in each Underlying Fund that invests in non-traditional asset classes.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
JNL INSTITUTIONAL ALT 65 FUND | JNL INSTITUTIONAL ALT 65 FUND -Class A
Risk/Return:	rr_RiskReturnAbstract
Management/Administrative Fee	rr_ManagementFeesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
1 Year	rr_ExpenseExampleYear01	142
3 Year	rr_ExpenseExampleYear03	440
5 Year	rr_ExpenseExampleYear05	761
10 Year	rr_ExpenseExampleYear10	1,669
JNL/GOLDMAN SACHS MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst1_SupplementTextBlock

Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

JNL® Series Trust

In the summary prospectus for JNL/Goldman Sachs Mid Cap Value Fund, in the section entitled "Principal Investment Strategies," please delete the first paragraph in its entirety and replace it with the following:

Principal Investment Strategies. The Fund seeks to meet this objective by investing, under normal circumstances, at least 80% of its assets in securities within the market capitalization range of the Russell Mid Cap Value Index and the Russell 2500 Value Index.

JNL DISCIPLINED MODERATE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst1_SupplementTextBlock

Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

JNL® Series Trust

In the summary prospectus for JNL Disciplined Moderate Fund, in the section entitled "Principal Investment Strategies," please delete the second paragraph in its entirety and replace it with the following:

Under normal circumstances, the JNL Disciplined Moderate Fund allocates approximately 40% to 80% of its assets to Underlying Funds that investment primarily in equity securities, 20% to 60% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL DISCIPLINED MODERATE GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst1_SupplementTextBlock

Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

JNL® Series Trust

In the summary prospectus for JNL Disciplined Moderate Growth Fund, in the section entitled "Principal Investment Strategies," please delete the second paragraph in its entirety and replace it with the following:

Under normal circumstances, the JNL Disciplined Moderate Growth Fund allocates approximately 60% to 90% of its assets to Underlying Funds that investment primarily in equity securities, 10% to 40% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL DISCIPLINED GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst1_SupplementTextBlock

Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

JNL® Series Trust

In the summary prospectus for JNL Disciplined Growth Fund, in the section entitled "Principal Investment Strategies," please delete the second paragraph in its entirety and replace it with the following:

Under normal circumstances, the JNL Disciplined Growth Fund allocates approximately 70% to 100% of its assets to Underlying Funds that investment primarily in equity securities, 0% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.